Expense Example {- Fidelity® Municipal Money Market Fund} - 08.31 Fidelity Municipal Money Market Fund PRO-08 - Fidelity® Municipal Money Market Fund - Fidelity Municipal Money Market Fund-Default	Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530